Financial instruments (Tables)	9 Months Ended
Sep. 30, 2019
Financial instruments
Summary of fair values of financial instruments

		As of December 31, 2018		As of September 30, 2019
		Carrying	Fair	Carrying	Fair
		amount	value	amount	value
Financial assets
Debt securities	AC	1,929	1,931	3,449	3,495
Debt securities	FVOCI	—	—	733	733
Long-term loans	AC	159	159	162	162
Long-term loans	FVPL	71	71	44	44
Total financial assets		2,159	2,161	4,388	4,434

Summary of fair value measurement hierarchy of financial instruments

The following table provides the fair value measurement hierarchy of the Group’s financial instruments to be accounted or disclosed at fair value:

			Fair value measurement using
			Quoted prices	Significant	Significant
			in active	observable	unobservable
			markets	inputs	inputs
	Date of valuation	Total	(Level 1)	(Level 2)	(Level 3)
Assets accounted at fair value through profit or loss

Long-term loans	September 30, 2019	44	—	—	44

Assets accounted at fair value through other comprehensive income

Debt securities	September 30, 2019	733	733	—	—

Assets for which fair values are disclosed

Debt securities	September 30, 2019	3,495	3,495	—	—
Long-term loans	September 30, 2019	162	—	—	162

Assets accounted at fair value through profit or loss

Long-term loans	December 31, 2018	71	—	—	71

Assets for which fair values are disclosed

Debt securities	December 31, 2018	1,931	1,931	—	—
Long-term loans	December 31, 2018	159	—	—	159